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                                     COMPASS

                        MANAGED SECTORS VARIABLE ACCOUNT



          SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")



The line item under the "Investment Policy" and "Percentage Limitation" table in the "Variable Accounts Investment Objectives, Policies and Restrictions" section for Managed Sectors Series on page 3 of the SAI is hereby restated as follows:

13.  Managed Sectors Variable Account

         Foreign Securities.....................................      up to 50%





                The date of this Supplement is December 10, 1999.